Additional information - Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
(Loss)/profit before income tax	£ (32,574,000)	£ (149,623,000)	£ (24,027,000)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	1,753,000	198,000	2,085,000
Foreign exchange losses/(gains) on operating activities	2,989,000	50,000	874,000
Changes in working capital:
Other receivables	(8,359,000)	(1,109,000)	(221,000)
Net cash inflow from operating activities	95,769,000	96,371,000	113,083,000
Cash flows from financing activities
Dividends paid		(33,553,000)	(10,718,000)
Net cash outflow from financing activities	(1,952,000)	5,040,000	47,641,000
Effect of exchange rate changes on cash and cash equivalents	1,139,000	2,585,000	(2,232,000)
Net (decrease)/increase in cash and cash equivalents	(45,204,000)	10,565,000	59,119,000
Cash and cash equivalents at beginning of year	121,223,000	110,658,000	51,539,000
Cash and cash equivalents at end of year	76,019,000	121,223,000	110,658,000
Parent
Cash flows from operating activities
(Loss)/profit before income tax	(13,675,000)	29,352,000	6,465,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	1,753,000	198,000	2,085,000
Foreign exchange losses/(gains) on operating activities	116,000	(35,000)	263,000
Changes in working capital:
Other receivables	957,000	150,000
Other payables	11,549,000	3,837,000	2,120,000
Tax paid		(1,000)	(1,000)
Net cash inflow from operating activities	700,000	33,501,000	10,932,000
Cash flows from financing activities
Dividends paid		(33,553,000)	(10,718,000)
Net cash outflow from financing activities		(33,553,000)	(10,718,000)
Effect of exchange rate changes on cash and cash equivalents	(116,000)	35,000	(263,000)
Net (decrease)/increase in cash and cash equivalents	584,000	(17,000)	(49,000)
Cash and cash equivalents at beginning of year	131,000	148,000	197,000
Cash and cash equivalents at end of year	£ 715,000	£ 131,000	£ 148,000